14. SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
Segment reporting
	Nine Months Ended December 31,
	2014	2013
Revenues:
Aethlon	$563,805	$916,796
Exosome Sciences, Inc.	–	–
Total Revenues	$563,805	$916,796

Operating Losses:
Aethlon	$(2,156,769)	$(2,065,212)
Exosome Sciences, Inc.	(703,411)	(180,722)
Total Operating Loss	$(2,860,180)	$(2,245,934)

Net Losses:
Aethlon	$(5,347,716)	$(5,735,474)
Exosome Sciences, Inc.	(703,411)	(185,305)
Net Loss Before Non-Controlling Interests	$(6,051,127)	$(5,920,779)

Cash:
Aethlon	$2,446,820	$588,066
Exosome Sciences, Inc.	328,915	1,266,875
Total Cash	$2,775,735	$1,854,941

Total Assets:
Aethlon	$2,735,913	$777,004
Exosome Sciences, Inc.	420,582	1,328,004
Total Assets	$3,156,495	$2,105,008

Capital Expenditures:
Aethlon	$–	$2,750
Exosome Sciences, Inc.	–	58,743
Capital Expenditures	$–	$61,493

Depreciation and Amortization:
Aethlon	$13,328	$7,195
Exosome Sciences, Inc.	14,686	6,964
Total Depreciation and Amortization	$28,014	$14,159

Interest Expense:
Aethlon	$285,229	$325,364
Exosome Sciences, Inc.	–	4,583
Total Interest Expense	$285,229	$329,947

The following tables set forth certain information regarding our segments and other operations that conforms to the consolidated balance sheet and statement of operations presented in this Report:

	Fiscal Years Ended March 31,
	2014	2013
Revenues:
Aethlon	$1,623,769	$1,230,004
ESI	–	–
Total Revenues	$1,623,769	$1,230,004

Operating Losses:
Aethlon	$(2,651,863)	$(3,575,354)
ESI	(404,065)	–
Total Operating Loss	$(3,055,928)	$(3,575,354)

Net Losses:
Aethlon	$(13,357,232)	$(4,892,040)
ESI	(81,730)	–
Net Loss Before Non-Controlling Interests	$(13,438,962)	$(4,892,040)

Cash:
Aethlon	$208,259	$125,274
ESI	1,042,020	–
Total Cash	$1,250,279	$125,274

Total Assets:
Aethlon	$597,026	$496,694
ESI	1,098,076	–
Total Assets	$1,695,102	$496,694

Capital Expenditures:
Aethlon	$37,313	$–
ESI	58,743	–
Capital Expenditures	$96,056	$–

Depreciation and Amortization:
Aethlon	$11,549	$10,484
ESI	9,538	–
Total Depreciation and Amortization	$21,087	$10,484

Interest Expense:
Aethlon	$1,282,638	$1,132,314
ESI	4,583	–
Total Interest Expense	$1,287,221	$1,132,314